UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07512
BNY Mellon Worldwide Growth Fund, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
10/31
Date of reporting period:
4/30/25
ITEM 1 - Reports to Stockholders
BNY Mellon Worldwide Growth Fund, Inc.
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2025
Class A – PGROX
This semi-annual shareholder report contains important information about BNY Mellon Worldwide Growth Fund, Inc. (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.11%*
*	Annualized.
KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$952	45	3.51%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 4/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

Information Technology
29.9%
Financials
15.4%
Consumer Discretionary
13.3%
Health Care
12.9%
Industrials
12.2%
Communication Services
8.0%
Consumer Staples
6.0%
Energy
3.0%
Investment Companies
1.9%
Materials
1.8%
Net Other Assets and Liabilities
-4.4%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0070SA0425
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Worldwide Growth Fund, Inc.
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2025
Class C – PGRCX
This semi-annual shareholder report contains important information about BNY Mellon Worldwide Growth Fund, Inc. (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.92%*
*	Annualized.
KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$952	45	3.51%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 4/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0638SA0425
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Worldwide Growth Fund, Inc.
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2025
Class I – DPWRX
This semi-annual shareholder report contains important information about BNY Mellon Worldwide Growth Fund, Inc. (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.92%*
*	Annualized.
KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$952	45	3.51%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 4/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0768SA0425
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Worldwide Growth Fund, Inc.
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2025
Class Y – DPRIX
This semi-annual shareholder report contains important information about BNY Mellon Worldwide Growth Fund, Inc. (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$39	0.80%*
*	Annualized.
KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$952	45	3.51%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 4/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0988SA0425
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Worldwide Growth Fund, Inc.
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
April 30, 2025

Class	Ticker
A	PGROX
C	PGRCX
I	DPWRX
Y	DPRIX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Worldwide Growth Fund, Inc.
STATEMENT OF INVESTMENTS
April 30, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 102.5%
Banks — 2.8%
JPMorgan Chase & Co.	109,470	26,778,551
Capital Goods — 9.2%
Assa Abloy AB, Cl. B	682,745	20,597,842
BAE Systems PLC	1,781,595	41,182,783
Deere & Co.	24,763	11,479,136
Eaton Corp. PLC	49,725	14,637,548
		87,897,309
Consumer Discretionary Distribution & Retail — 5.3%
Amazon.com, Inc. (a)	274,460	50,615,913
Consumer Durables & Apparel — 4.5%
Hermes International SCA	5,660	15,330,927
LVMH Moet Hennessy Louis Vuitton SE	49,555	27,389,917
		42,720,844
Consumer Services — 3.5%
Marriott International, Inc., Cl. A	53,665	12,803,395
McDonald’s Corp.	63,295	20,232,247
		33,035,642
Energy — 3.0%
Chevron Corp. (b)	207,855	28,280,751
Financial Services — 12.6%
BlackRock, Inc.	21,980	20,095,435
London Stock Exchange Group PLC	103,705	16,066,640
Mastercard, Inc., Cl. A	40,865	22,396,472
S&P Global, Inc.	40,862	20,433,043
Visa, Inc., Cl. A (b)	118,635	40,988,392
		119,979,982
Food, Beverage & Tobacco — 2.9%
Diageo PLC, ADR	67,660	7,579,273
PepsiCo, Inc.	64,130	8,694,745
The Coca-Cola Company	161,970	11,750,924
		28,024,942
Health Care Equipment & Services — 8.3%
Abbott Laboratories	142,625	18,648,219
EssilorLuxottica SA	72,010	20,614,389
Intuitive Surgical, Inc. (a)	53,170	27,425,086
UnitedHealth Group, Inc.	30,350	12,487,204
		79,174,898
Household & Personal Products — 3.1%
L’Oreal SA, ADR (b)	218,065	19,146,107
The Procter & Gamble Company	62,640	10,183,385
		29,329,492
Materials — 1.8%
Air Liquide SA, ADR (b)	418,990	17,149,261
Media & Entertainment — 8.0%
Alphabet, Inc., Cl. C	262,745	42,273,043
Meta Platforms, Inc., Cl. A	28,705	15,759,045
Nintendo Co. Ltd.	222,270	18,390,363
		76,422,451

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 102.5% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 4.6%
AstraZeneca PLC	113,075	16,166,565
ICON PLC (a)	30,825	4,668,138
Novo Nordisk A/S, ADR	342,270	22,743,842
		43,578,545
Semiconductors & Semiconductor Equipment — 11.3%
ASML Holding NV	37,220	24,865,938
NVIDIA Corp.	326,280	35,538,417
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	132,610	22,104,761
Texas Instruments, Inc.	157,515	25,210,276
		107,719,392
Software & Services — 12.2%
Adobe, Inc. (a)	27,030	10,135,709
Intuit, Inc.	29,980	18,811,551
Microsoft Corp.	188,035	74,322,714
ServiceNow, Inc. (a)	13,585	12,973,811
		116,243,785
Technology Hardware & Equipment — 6.4%
Apple, Inc.	284,550	60,466,875
Transportation — 3.0%
Canadian Pacific Kansas City Ltd.	272,225	19,728,146
Union Pacific Corp.	40,090	8,645,809
		28,373,955
Total Common Stocks (cost $424,245,871)		975,792,588

	1-Day Yield (%)
Investment Companies — .2%
Registered Investment Companies — .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $1,471,479)	4.45	1,471,479	1,471,479
Investment of Cash Collateral for Securities Loaned — 1.7%
Registered Investment Companies — 1.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $16,555,374)	4.45	16,555,374	16,555,374
Total Investments (cost $442,272,724)		104.4%	993,819,441
Liabilities, Less Cash and Receivables		(4.4%)	(42,061,099)
Net Assets		100.0%	951,758,342

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At April 30, 2025, the value of the fund’s securities on loan was $32,535,380 and the value of the collateral was
$33,576,276, consisting of cash collateral of $16,555,374 and U.S. Government & Agency securities valued at $17,020,902.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 10/31/2024	Purchases ($)†	Sales ($)	Value ($) 4/30/2025	Dividends/ Distributions ($)
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .2%	4,559,491	68,726,778	(71,814,790)	1,471,479	59,013
Investment of Cash Collateral for Securities Loaned - 1.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.7%	874,628	86,601,150	(70,920,404)	16,555,374	20,288††
Total - 1.9%	5,434,119	155,327,928	(142,735,194)	18,026,853	79,301

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $32,535,380)—Note 1(c):
Unaffiliated issuers	424,245,871	975,792,588
Affiliated issuers	18,026,853	18,026,853
Cash denominated in foreign currency	502,379	500,412
Dividends and securities lending income receivable		1,252,129
Tax reclaim receivable—Note 1(b)		810,200
Receivable for investment securities sold		628,225
Receivable for shares of Common Stock subscribed		276,239
Prepaid expenses		61,757
		997,348,403
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		746,964
Payable for shares of Common Stock redeemed		28,072,737
Liability for securities on loan—Note 1(c)		16,555,374
Directors’ fees and expenses payable		20,348
Other accrued expenses		194,638
		45,590,061
Net Assets ($)		951,758,342
Composition of Net Assets ($):
Paid-in capital		322,459,352
Total distributable earnings (loss)		629,298,990
Net Assets ($)		951,758,342

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	565,641,016	18,500,803	296,479,701	71,136,822
Shares Outstanding	8,915,386	374,578	4,620,752	1,109,770
Net Asset Value Per Share ($)	63.45	49.39	64.16	64.10
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2025 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $297,459 foreign taxes withheld at source):
Unaffiliated issuers	6,882,312
Affiliated issuers	59,013
Affiliated income net of rebates from securities lending—Note 1(c)	20,288
Interest	89
Total Income	6,961,702
Expenses:
Management fee—Note 3(a)	3,958,586
Shareholder servicing costs—Note 3(c)	1,217,519
Distribution Plan fees—Note 3(c)	81,106
Professional fees	59,338
Directors’ fees and expenses—Note 3(d)	39,765
Registration fees	38,908
Prospectus and shareholders’ reports	29,504
Custodian fees—Note 3(c)	24,190
Chief Compliance Officer fees—Note 3(c)	16,149
Loan commitment fees—Note 2	9,094
Miscellaneous	24,323
Total Expenses	5,498,482
Less—reduction in fees due to earnings credits—Note 3(c)	(5,311)
Net Expenses	5,493,171
Net Investment Income	1,468,531
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	76,436,011
Net realized gain (loss) on forward foreign currency exchange contracts	(1,701)
Net Realized Gain (Loss)	76,434,310
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(95,295,300)
Net Realized and Unrealized Gain (Loss) on Investments	(18,860,990)
Net (Decrease) in Net Assets Resulting from Operations	(17,392,459)
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024

Operations ($):
Net investment income	1,468,531	4,171,084
Net realized gain (loss) on investments	76,434,310	122,007,854
Net change in unrealized appreciation (depreciation) on investments	(95,295,300)	71,683,725
Net Increase (Decrease) in Net Assets Resulting from Operations	(17,392,459)	197,862,663
Distributions ($):
Distributions to shareholders:
Class A	(64,449,340)	(11,132,588)
Class C	(2,971,931)	(411,874)
Class I	(39,540,994)	(7,985,946)
Class Y	(8,203,209)	(1,466,758)
Total Distributions	(115,165,474)	(20,997,166)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	13,951,019	21,159,478
Class C	1,074,932	5,785,326
Class I	32,578,712	101,658,790
Class Y	5,901,917	26,289,184
Distributions reinvested:
Class A	56,974,289	9,691,462
Class C	2,841,593	398,839
Class I	36,100,737	7,452,104
Class Y	7,158,003	1,317,792
Cost of shares redeemed:
Class A	(43,257,079)	(92,908,231)
Class C	(5,144,487)	(6,248,154)
Class I	(115,908,483)	(148,608,810)
Class Y	(9,759,557)	(23,230,644)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(17,488,404)	(97,242,864)
Total Increase (Decrease) in Net Assets	(150,046,337)	79,622,633
Net Assets ($):
Beginning of Period	1,101,804,679	1,022,182,046
End of Period	951,758,342	1,101,804,679

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024

Capital Share Transactions (Shares):
Class A(a),(b)
Shares sold	206,535	302,604
Shares issued for distributions reinvested	840,949	144,076
Shares redeemed	(641,080)	(1,330,846)
Net Increase (Decrease) in Shares Outstanding	406,404	(884,166)
Class C(a)
Shares sold	20,230	103,321
Shares issued for distributions reinvested	53,716	7,377
Shares redeemed	(99,538)	(111,343)
Net Increase (Decrease) in Shares Outstanding	(25,592)	(645)
Class I(b)
Shares sold	477,622	1,437,072
Shares issued for distributions reinvested	527,176	109,708
Shares redeemed	(1,716,927)	(2,061,707)
Net Increase (Decrease) in Shares Outstanding	(712,129)	(514,927)
Class Y
Shares sold	86,883	370,193
Shares issued for distributions reinvested	104,664	19,390
Shares redeemed	(144,451)	(324,705)
Net Increase (Decrease) in Shares Outstanding	47,096	64,878

(a)
During the period ended April 30, 2025, 417 Class C shares representing $22,735 were automatically converted to 328 Class A shares and during the period ended
October 31, 2024, 582 Class C shares representing $33,164 were automatically converted to 469 Class A shares.

(b)	During the period ended October 31, 2024, 3,591 Class A shares representing $259,943 were exchanged for 3,557 Class I shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Class A Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	72.06	61.47	58.17	77.71	58.39	54.01
Investment Operations:
Net investment income(a)	.07	.20	.32	.22	.14	.33
Net realized and unrealized gain (loss) on investments	(1.01)	11.62	7.35	(13.76)	21.73	8.01
Total from Investment Operations	(.94 )	11.82	7.67	(13.54)	21.87	8.34
Distributions:
Dividends from net investment income	(.02 )	(.25 )	(.29 )	(.16 )	(.24 )	(.33 )
Dividends from net realized gain on investments	(7.65)	(.98 )	(4.08)	(5.84)	(2.31)	(3.63)
Total Distributions	(7.67)	(1.23)	(4.37)	(6.00)	(2.55)	(3.96)
Net asset value, end of period	63.45	72.06	61.47	58.17	77.71	58.39
Total Return (%)(b)	(2.01)(c)	19.38	13.50	(19.00)	38.45	16.24
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.12 (d)	1.12	1.13	1.13	1.14	1.14
Ratio of net expenses to average net assets	1.11 (d),(e)	1.12 (e)	1.12 (e)	1.13 (e)	1.14	1.14
Ratio of net investment income to average net assets	.21 (d),(e)	.28 (e)	.51 (e)	.34 (e)	.20	.61
Portfolio Turnover Rate	3.51 (c)	13.83	8.87	10.38	7.06	4.92
Net Assets, end of period ($ x 1,000)	565,641	613,197	577,411	539,126	725,502	558,157

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Class C Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	57.91	49.78	48.01	65.47	49.71	46.59
Investment Operations:
Net investment (loss)(a)	(.16 )	(.28 )	(.14 )	(.23 )	(.32 )	(.04 )
Net realized and unrealized gain (loss) on investments	(.71 )	9.40	6.05	(11.37)	18.39	6.83
Total from Investment Operations	(.87 )	9.12	5.91	(11.60)	18.07	6.79
Distributions:
Dividends from net investment income	-	(.01 )	(.06 )	(.02 )	-	(.04 )
Dividends from net realized gain on investments	(7.65)	(.98 )	(4.08)	(5.84)	(2.31)	(3.63)
Total Distributions	(7.65)	(.99 )	(4.14)	(5.86)	(2.31)	(3.67)
Net asset value, end of period	49.39	57.91	49.78	48.01	65.47	49.71
Total Return (%)(b)	(2.38)(c)	18.46	12.64	(19.62)	37.40	15.36
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.92 (d)	1.89	1.90	1.90	1.89	1.89
Ratio of net expenses to average net assets	1.92 (d),(e)	1.88 (e)	1.89 (e)	1.90 (e)	1.89	1.89
Ratio of net investment (loss) to average net assets	(.62 )(d),(e)	(.49 )(e)	(.28 )(e)	(.44 )(e)	(.55 )	(.09 )
Portfolio Turnover Rate	3.51 (c)	13.83	8.87	10.38	7.06	4.92
Net Assets, end of period ($ x 1,000)	18,501	23,174	19,952	14,904	16,348	19,508

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Class I Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	72.79	62.06	58.70	78.31	58.82	54.38
Investment Operations:
Net investment income(a)	.13	.36	.44	.37	.32	.48
Net realized and unrealized gain (loss) on investments	(1.03)	11.73	7.43	(13.88)	21.89	8.06
Total from Investment Operations	(.90 )	12.09	7.87	(13.51)	22.21	8.54
Distributions:
Dividends from net investment income	(.08 )	(.38 )	(.43 )	(.26 )	(.41 )	(.47 )
Dividends from net realized gain on investments	(7.65)	(.98 )	(4.08)	(5.84)	(2.31)	(3.63)
Total Distributions	(7.73)	(1.36)	(4.51)	(6.10)	(2.72)	(4.10)
Net asset value, end of period	64.16	72.79	62.06	58.70	78.31	58.82
Total Return (%)	(1.90)(b)	19.62	13.77	(18.81)	38.80	16.55
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.92 (c)	.91	.93	.90	.88	.89
Ratio of net expenses to average net assets	.92 (c),(d)	.91 (d)	.92 (d)	.90 (d)	.88	.89
Ratio of net investment income to average net assets	.40 (c),(d)	.50 (d)	.69 (d)	.57 (d)	.45	.86
Portfolio Turnover Rate	3.51 (b)	13.83	8.87	10.38	7.06	4.92
Net Assets, end of period ($ x 1,000)	296,480	388,161	362,944	252,427	257,944	181,276

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Class Y Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	72.71	62.01	58.65	78.22	58.76	54.33
Investment Operations:
Net investment income(a)	.18	.43	.50	.45	.38	.52
Net realized and unrealized gain (loss) on investments	(1.03)	11.71	7.43	(13.88)	21.84	8.05
Total from Investment Operations	(.85 )	12.14	7.93	(13.43)	22.22	8.57
Distributions:
Dividends from net investment income	(.11 )	(.46 )	(.49 )	(.30 )	(.45 )	(.51 )
Dividends from net realized gain on investments	(7.65)	(.98 )	(4.08)	(5.84)	(2.31)	(3.63)
Total Distributions	(7.76)	(1.44)	(4.57)	(6.14)	(2.76)	(4.14)
Net asset value, end of period	64.10	72.71	62.01	58.65	78.22	58.76
Total Return (%)	(1.84)(b)	19.74	13.89	(18.74)	38.87	16.63
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.80 (c)	.81	.82	.81	.80	.81
Ratio of net expenses to average net assets	.80 (c),(d)	.81 (d)	.82 (d)	.81 (d)	.80	.81
Ratio of net investment income to average net assets	.52 (c),(d)	.60 (d)	.79 (d)	.69 (d)	.54	.94
Portfolio Turnover Rate	3.51 (b)	13.83	8.87	10.38	7.06	4.92
Net Assets, end of period ($ x 1,000)	71,137	77,272	61,875	29,652	38,548	28,563

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Worldwide Growth Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-end management investment company. The fund’s investment objective is to seek long-term capital growth consistent with the preservation of capital; current income is a secondary goal. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Fayez Sarofim & Co., LLC (the “Sub-Adviser”), serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value of Common Stock. The fund currently has authorized four classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (150 million shares authorized) and Class Y (150 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The following is a summary of the inputs used as of April 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	975,792,588	—	—	975,792,588
Investment Companies	18,026,853	—	—	18,026,853
	993,819,441	—	—	993,819,441

†	See Statement of Investments for additional detailed categorizations, if any.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April 30, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2025, BNY earned $2,842 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of April 30, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
	Assets ($)	Liabilities ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	32,535,380	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(32,535,380)†	-
Net amount	-	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
net investment income are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended April 30, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended October 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2024 were as follows: ordinary income $4,884,914 and long-term capital gains $16,112,252. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2025, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .2175% of the value of the fund’s average daily net assets which is payable monthly.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
During the period ended April 30, 2025, the Distributor retained $1,887 from commissions earned on sales of the fund’s Class A shares and $551 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended April 30, 2025, Class C shares were charged $81,106 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2025, Class A and Class C shares were charged $746,602 and $27,035, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of  Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2025, the fund was charged $26,888 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $5,311.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2025, the fund was charged $24,190 pursuant to the custody agreement.
During the period ended April 30, 2025, the fund was charged $16,149 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $588,338, Distribution Plan fees of $11,431, Shareholder Services Plan fees of $116,480, Custodian fees of $19,151, Chief Compliance Officer fees of $2,126 and Transfer Agent fees of $9,438.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and derivatives, during the period ended April 30, 2025, amounted to $37,241,273 and $138,621,960, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. The fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of applicable derivatives does not exceed 10% of the fund’s net assets, and is subject to certain reporting requirements.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Each type of derivative instrument that was held by the fund during the period ended April 30, 2025 is discussed below.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. As of April 30, 2025, there were no forward contracts outstanding.
The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2025 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Forward Contracts(1)	Total
Foreign Exchange	(1,701)	(1,701)
Total	(1,701)	(1,701)

Statement of Operations location:
(1)	Net realized gain (loss) on forward foreign currency exchange contracts.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended April 30, 2025:
Average Market Value ($)
Forward Contracts:
Forward Contracts Sold in USD	17,727
At April 30, 2025, accumulated net unrealized appreciation on investments was $551,546,717, consisting of $571,089,551 gross unrealized appreciation and $19,542,834 gross unrealized depreciation.
At April 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $55,914.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors (the “Board”) held on March 4-5, 2025, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Fayez Sarofim & Co., LLC (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional global large-cap growth funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional global large-cap growth funds (the “Performance Universe”), all for various periods ended December 31, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional global large-cap growth funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and the Performance Universe medians for all periods, except for the one- and two-year periods when the fund’s total return performance was below the Performance Group and the Performance Universe medians. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during certain periods under review and noted that the portfolio managers are very experienced with a good long-term track record and continued to apply a consistent investment strategy. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in six of the ten calendar years shown. The Board noted that the fund had a four-star overall rating from Morningstar and a four-star rating for each of the three-, five- and ten-year periods based on Morningstar’s risk-adjusted return measures.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was approximately equivalent to the Expense Group median contractual management fee, the fund’s actual management fee was approximately equivalent to the Expense Group median and approximately equivalent to the Expense Universe median actual management fee, and the fund’s total expenses were approximately equivalent to the Expense Group median and approximately equivalent to the Expense Universe median total expenses.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by the one fund advised by the Adviser that is in the same Lipper category as the fund and (2) paid to the Adviser or the Sub-Adviser for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since the Adviser, and not the fund, pays the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations. Representatives of the Adviser stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board was generally satisfied with the fund’s overall performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

© 2025 BNY Mellon Securities Corporation
Code-0070NCSRSA0425

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Worldwide Growth Fund, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: June 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: June 18, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: June 18, 2025

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)